HSBC Investor Funds
HSBC Advisor Funds Trust

HSBC Investor Core Fixed Income Fund
HSBC Investor Core Plus Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund
HSBC Investor Short Duration Fixed Income Fund

Supplement Dated November 29, 2007
to the Prospectuses dated February 28, 2007,
as supplemented to date

The following replaces similar information under the “Portfolio Managers” section of the Prospectuses:

Portfolio Managers

Halbis’ fixed income management team is responsible for the day-to-day portfolio management of the Portfolios listed above. The team members are Suzanne Moran and Jerry Samet.

  Suzanne Moran, Managing Director of Halbis, Head of Structured Bond Management and Head of US Fixed Income. Ms. Moran joined Halbis in July 2005 to co-lead the US Fixed Income Team. She is also the head of investment policy for short duration portfolios and US structured bond management. Prior to joining Halbis, she spent 10 years at Credit Suisse Asset Management (CSAM), where she most recently headed the investment policy for over $30 billion in short duration and money market strategies globally. During her tenure, Ms. Moran headed securitized debt, was responsible for the trading desk and developed investment strategy for global bonds. Prior to CSAM, she was a fixed income analyst at Credit Suisse First Boston.

  Jerry Samet, Senior Fixed Income Portfolio Manager of Halbis, manages both municipal and taxable bond portfolios for Halbis. Prior to joining an affiliate of Halbis in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for 8 years. He was a portfolio manager/trader for 6 years, and prior to that, he was a trading assistant for 2 years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

HSBC Investor Funds
HSBC Advisor Funds Trust

HSBC Investor Core Fixed Income Fund
HSBC Investor Core Plus Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund
HSBC Investor Short Duration Fixed Income Fund

Supplement Dated November 29, 2007
to the Statement of Additional Information dated February 28, 2007, as supplemented to date

The following replaces similar information in the Portfolio Managers section related to “Income Funds Managed by Halbis”:

Other Accounts with
Performance -Based Fees/
	Other Accounts Managed			Total Assets in Accounts
Other
Names of	Registered	Other Pooled		Number &
Portfolio	Investment	Investment		Type of
Managers on	Companies(“	Vehicles		Accounts in	Total Assets in such
Team	RICs”)	(“PIVs”)	Other Accounts	this Category	Accounts, if any

Fixed Income
Feeder Funds,
except High
Yield Fund:
		1 Account	11 Accounts
Suzanne Moran*	None	$77,904,990	$1,856,294, 477	None	n/a

1 Account
Jerry Samet*	None	None	$129,000,000	None	n/a

*For each additional account listed, each portfolio manager that is a member of the team participates in managing the account in the same manner as described in the prospectus in relation to the Fund. In other words, the structure of the team and functions of the individual members of the team are the same for each account managed. For each team, the information is the same for each team member.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDDITIONAL INFORMATION FOR FUTURE REFERENCE